LONG-TERM DEBT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Balance at Beginning	$ 158,265	$ 40,059
Acquired on acquisition of IndieFlix		156,625
Payments		(42,775)
Interest expense and accretion	2,506	4,356
Balance at end	160,771	158,265
Current portion	4,092
Long-term portion	156,679	158,265
Third Party [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning		40,059
Acquired on acquisition of IndieFlix
Payments		(42,775)
Interest expense and accretion		2,716
Balance at end
Current portion
Long-term portion
S B A Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	158,265
Acquired on acquisition of IndieFlix		156,625
Payments
Interest expense and accretion	2,506	1,640
Balance at end	160,771	$ 158,265
Current portion	4,092
Long-term portion	$ 156,679